Securitisations and Covered Bonds - Summary of Gross Asset Securitised (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of gross asset securitised [line items]
Gross asset securitised	£ 16,740	£ 20,330
Master Trust Structures [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	13,924	17,953
Other Securitisation Structures [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	2,816	2,377
Holmes [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	4,299	5,560
Holmes [member] | Master Trust Structures [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	4,299	5,560
Fosse [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	5,732	7,182
Fosse [member] | Master Trust Structures [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	5,732	7,182
Langton [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	3,893	5,211
Langton [member] | Master Trust Structures [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	3,893	5,211
Motor [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	1,318	1,117
Motor [member] | Other Securitisation Structures [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	1,318	1,117
Auto ABS UK Loans [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	1,498	1,260
Auto ABS UK Loans [member] | Other Securitisation Structures [member]
Disclosure of gross asset securitised [line items]
Gross asset securitised	£ 1,498	£ 1,260